Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Foreign earnings repatriated	$ 0	$ 0
Deferred tax liabilities, net	0	0
Income tax expense	$ 0	$ 0	$ 0
Effective income tax rate reconciliation	0.00%	0.00%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%
Tax losses and credits carried forward	$ 395,590,000	$ 391,759,000
Net operating loss carryforwards, subject to expiration	145,090,000	146,467,000
Net operating loss carryforwards, not subject to expiration	215,388,000	210,145,000
Deferred tax assets valuation allowance	171,223,000	139,562,000
Deferred income tax	0	0
Accrued interest and penalties	0	0
State and local
Income Taxes [Line Items]
Tax losses and credits carried forward	30,011,000	29,691,000
Foreign
Income Taxes [Line Items]
Tax losses and credits carried forward	43,805,000	43,655,000
United States | Domestic
Income Taxes [Line Items]
Tax losses and credits carried forward	321,743,000	318,382,000
R&D tax credits
Income Taxes [Line Items]
Tax credits	$ 35,147,000	$ 35,147,000